SHARE BASED PAYMENT LIABILITIES - Share-Based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU and PSU share based payment expense	$ 0	$ 2,874
Stock options share based payment expense	0	21
Equity based instruments share based payment expense	0	2,895
Cash settled instruments share based payment expense (note 16)	9,307	2,564
Total share based payment expense	9,307	5,459
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	9,018	5,216
Production costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share based payment expense	$ 289	$ 243